Financial Information of Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Nov. 24, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 38,878,076	$ 5,599,608	¥ 49,010,541	$ 7,058,986		¥ 181,482,300	¥ 156,987,201
Prepayments and other current assets, net	11,625,716	1,674,452	9,463,149
Total current assets	88,038,216	12,680,141	77,258,122
Investments in subsidiaries	163,037,501	23,482,284	267,539,694
Total assets	350,891,994	50,538,960	538,094,921
Current liabilities:
Accounts payable	37,038,856	5,334,704	41,248,455
Other payables and accruals	10,615,155	1,528,900	6,435,676
Warrants	16,357,737	2,356,004	64,414,941		¥ 57,300,000
Total current liabilities	573,749,023	82,637,048	427,966,024
Convertible notes	197,284,836	28,414,927	135,182,536
Total liabilities	806,175,318	116,113,398	600,565,840
SHAREHOLDERS' EQUITY
Ordinary shares	1,931,642	278,214	1,917,620
Additional paid-in capital	2,525,599,832	363,762,038	2,080,041,288
Statutory reserves	28,071,982	4,043,206	28,071,982
Accumulated other comprehensive loss	2,582,023	371,889	(3,372,588)
Accumulated deficit	(2,897,802,287)	(417,370,342)	(2,304,020,698)
Total shareholders' equity	(339,616,808)	(48,914,995)	(197,362,396)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICITS)	350,891,994	50,538,960	538,094,921
Parent Company
ASSETS
Cash and cash equivalents	58,919	8,486	28,984	$ 4,174		¥ 2,754,295	¥ 5,789,184
Prepayments and other current assets, net	974,277	140,325	912,003
Amounts due from intercompany	1,401,819,738	201,904,038	1,425,500,136
Total current assets	1,402,852,934	202,052,849	1,426,441,123
Investments in subsidiaries	(1,522,384,543)	(219,268,982)	(1,420,228,235)
Total assets	(119,531,609)	(17,216,133)	6,212,888
Current liabilities:
Accounts payable			148,204
Other payables and accruals	6,442,626	927,931	3,829,603
Warrants	16,357,737	2,356,004	64,414,941
Total current liabilities	22,800,363	3,283,935	68,392,748
Convertible notes	197,284,836	28,414,927	135,182,536
Total liabilities	220,085,199	31,698,862	203,575,284
SHAREHOLDERS' EQUITY
Ordinary shares	1,931,642	278,214	1,917,620
Additional paid-in capital	2,525,599,832	363,762,038	2,080,041,288
Statutory reserves	28,071,982	4,043,206	28,071,982
Accumulated other comprehensive loss	2,582,023	371,889	(3,372,588)
Accumulated deficit	(2,897,802,287)	(417,370,342)	(2,304,020,698)
Total shareholders' equity	(339,616,808)	(48,914,995)	(197,362,396)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICITS)	¥ (119,531,609)	$ (17,216,133)	¥ 6,212,888